Revenues and other income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Products sales and service revenues
Sales of crude oil	€ 18,283	€ 10,993	€ 20,866
Sales of oil products	19,624	12,369	20,804
Sales of natural gas and LNG	24,009	11,266	17,922
Sales of petrochemical products	5,659	3,296	4,110
Sales of other products	5,495	2,515	2,593
Services	3,505	3,548	3,586
Sales from operations	76,575	43,987	69,881
Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	75,754	42,987	68,848
Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	821	1,000	1,033
Exploration & Production
Products sales and service revenues
Sales of crude oil	3,573	1,969	3,505
Sales of oil products	885	517	1,189
Sales of natural gas and LNG	4,122	3,505	5,454
Sales of other products	40	113	68
Services	226	255	283
Sales from operations	8,846	6,359	10,499
Exploration & Production | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	8,506	5,896	9,946
Exploration & Production | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	340	463	553
Global Gas & LNG Portfolio
Products sales and service revenues
Sales of natural gas and LNG	16,608	5,000	8,881
Sales of other products	6	(2)
Services	359	364	349
Sales from operations	16,973	5,362	9,230
Global Gas & LNG Portfolio | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	16,823	5,239	9,117
Global Gas & LNG Portfolio | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	150	123	113
Refining & Marketing and Chemical
Products sales and service revenues
Sales of crude oil	14,710	9,024	17,361
Sales of oil products	18,739	11,852	19,615
Sales of natural gas and LNG	34	20	214
Sales of petrochemical products	5,652	3,277	4,088
Sales of other products	132	36	16
Services	784	728	682
Sales from operations	40,051	24,937	41,976
Refining & Marketing and Chemical | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	39,836	24,639	41,727
Refining & Marketing and Chemical | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	215	298	249
Plenitude & Power
Products sales and service revenues
Sales of natural gas and LNG	3,245	2,741	3,373
Sales of other products	5,316	2,366	2,503
Services	1,956	2,028	2,096
Sales from operations	10,517	7,135	7,972
Plenitude & Power | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	10,517	7,135	7,972
Corporate and Other activities
Products sales and service revenues
Sales of petrochemical products	7	19	22
Sales of other products	1	2	6
Services	180	173	176
Sales from operations	188	194	204
Corporate and Other activities | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	72	78	86
Corporate and Other activities | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	€ 116	€ 116	€ 118